FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ (8)	$ (8)	$ (6)
Impact of 10% increase on net income (loss)	8	8	6
Impact of 10% decrease on parent equity	(142)	(123)	(130)
Impact of 10% increase on parent equity	142	123	130
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(20)	(23)	(15)
Impact of 10% increase on net income (loss)	20	23	15
Impact of 10% decrease on parent equity	(15)	(12)	(9)
Impact of 10% increase on parent equity	15	12	9
EUR & Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on parent equity	(1)	0	0
Impact of 10% increase on parent equity	1	0	0
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	2	(1)	0
Impact of 10% increase on net income (loss)	(2)	1	0
Impact of 10% decrease on parent equity	0	(43)	0
Impact of 10% increase on parent equity	$ 0	$ 43	$ 0